Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	327,335,136.64	20,407
Yield Supplement Overcollateralization Amount 08/31/26	15,120,752.33	0
Receivables Balance 08/31/26	342,455,888.97	20,407
Principal Payments	18,006,739.35	940
Defaulted Receivables	494,991.66	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	13,932,595.21	0
Pool Balance at 09/30/26	310,021,562.75	19,445

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.11%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	7,574,834.17	316
Past Due 61-90 days	2,499,793.72	100
Past Due 91-120 days	686,314.11	29
Past Due 121+ days	0.00	0
Total	10,760,942.00	445

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	559,870.28
Aggregate Net Losses/(Gains) - September 2026	(64,878.62)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.23%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.94%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.77%
Weighted Average Contract Rate, Yield Adjusted	10.23%
Weighted Average Remaining Term	33.01

Flow of Funds	$ Amount
Collections	20,475,921.53
Investment Earnings on Cash Accounts	14,775.62
Servicing Fee	(285,379.91)
Transfer to Collection Account	-
Available Funds	20,205,317.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,075,347.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	11,168,097.58
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,578,408.31

Total Distributions of Available Funds	20,205,317.24

Servicing Fee	285,379.91
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	321,189,660.33
Principal Paid	17,313,573.89
Note Balance @ 10/15/26	303,876,086.44

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	177,989,660.33
Principal Paid	17,313,573.89
Note Balance @ 10/15/26	160,676,086.44
Note Factor @ 10/15/26	36.9999738%

Class A-4
Note Balance @ 09/15/26	87,890,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	87,890,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	36,870,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,870,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,440,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,440,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,313,335.04
Total Principal Paid	17,313,573.89
Total Paid	18,626,908.93

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	3.98850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	720,858.12
Principal Paid	17,313,573.89
Total Paid to A-3 Holders	18,034,432.01

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0712183
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1217712
Total Distribution Amount	15.1929895

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.6599690
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.8691427
Total A-3 Distribution Amount	41.5291117

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	645.05
Noteholders' Principal Distributable Amount	354.95

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,072,738.16
Investment Earnings	8,840.66
Investment Earnings Paid	(8,840.66)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16